Supplementary Financial Information (Schedule of Supplemental Cash Flow Information) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplementary Financial Information [Abstract]
Interest	$ 330	$ 296	$ 441	$ 409	$ 406
Less capitalized interest	(20)	(12)	(18)	(13)	(19)
Interest payments (net of amounts capitalized)	310	284	423	396	387
Federal	84	76	99	61	87
State	28	24	24	23	22
Total payments in lieu of income taxes	112	100	123	84	109
Construction expenditures financed through accounts payable (investing)	$ 342	$ 201	$ 305	254	254
Transfer of title to assets constructed for and prepaid by LP&L				$ 150
Debt exchange offering (financing)					$ 300